Employee benefits liabilities - fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 846	€ 699
Equity instruments	3,370	3,784
Fixed income securities	10,107	10,268
Investment funds	5,774	5,783
Insurance contracts and other	161	195
Total fair value of plan assets	20,258	20,729
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,220	1,407
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	670	781
Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,480	1,596
Investment funds	70	65
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	2,823	3,179
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	5,797	5,553
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,487	1,536
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,332	2,297
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,173	1,349
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,199	2,072
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	799	681
Equity instruments	2,395	2,608
Fixed income securities	1,018	1,365
Investment funds	131	103
Insurance contracts and other	66	66
Total fair value of plan assets	4,409	4,823
Level 1 | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	1,219	1,405
Level 1 | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	670	781
Level 1 | Commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	506	422
Investment funds	66	62
Level 1 | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	833	1,191
Level 1 | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	0
Level 1 | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	185	174
Level 1 | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Level 1 | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	3	3
Level 1 | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 62	€ 38